Segment Information (Geographical Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,280,986	$ 1,344,777	$ 1,301,984
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	525,532	543,877	545,600
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	79,578	75,974	80,299
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	605,110	619,851	625,899
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	409,955	451,092	416,334
Asia Pacific and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 265,921	$ 273,834	$ 259,751